Cost of Revenue - Schedule of Cost of Revenue (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cost of Revenue [Abstract]
Purchase of finished goods	€ 25,241,021	€ 16,876,097	€ 18,804,222
Purchase of raw materials			1,530
Outsourcing service	261,414	295,813	22,184
Purchase return	(307,496)
Inventory adjustment	(9,105,517)	(8,091,567)	(6,784,373)
Total	€ 16,089,421	€ 9,080,343	€ 12,043,563